Defined benefit plans (Detail 9) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Swiss plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	$ (1,505)	$ (1,327)
Decrease by 50 basis points	[1]	1,710	1,503
Swiss plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	76	68
Decrease by 50 basis points	[1]	(73)	(65)
Swiss plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1,221	1,090
Swiss plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	175	231
Decrease by 50 basis points	[1]	$ (102)	(219)
Portion of retirement savings subject to legal minimum interest rate		21.00%
Legal minimum interest rate on retirement savings		1.00%
Swiss plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	$ 886	751
UK plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(346)	(292)
Decrease by 50 basis points	[1]	395	333
UK plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	331	260
Decrease by 50 basis points	[1]	(299)	(262)
UK plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	154	122
US and German plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(86)	(77)
Decrease by 50 basis points	[1]	93	84
US and German plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1	1
Decrease by 50 basis points	[1]	(1)	(1)
US and German plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	7	6
Decrease by 50 basis points	[1]	(7)	(6)
US and German plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9	9
Decrease by 50 basis points	[1]	(9)	(9)
US and German plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	51	42
UBS AG | Swiss plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(853)	(797)
Decrease by 50 basis points	[1]	972	904
UBS AG | Swiss plan | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	49	45
Decrease by 50 basis points	[1]	(47)	(43)
UBS AG | Swiss plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	673	643
UBS AG | Swiss plan | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	107	141
Decrease by 50 basis points	[1]	$ (62)	(134)
Portion of retirement savings subject to legal minimum interest rate		18.50%
Legal minimum interest rate on retirement savings		1.00%
UBS AG | Swiss plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	$ 459	446
UBS AG | UK plan | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(346)	(292)
Decrease by 50 basis points	[1]	395	333
UBS AG | UK plan | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	331	260
Decrease by 50 basis points	[1]	(299)	(262)
UBS AG | UK plan | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	154	122
UBS AG | US and German plans | Discount rate
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	(86)	(77)
Decrease by 50 basis points	[1]	93	84
UBS AG | US and German plans | Rate of salary increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	1	1
Decrease by 50 basis points	[1]	(1)	(1)
UBS AG | US and German plans | Rate of pension increase
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	7	6
Decrease by 50 basis points	[1]	(7)	(6)
UBS AG | US and German plans | Rate of interest credit on retirement savings
Increase / (decrease) in defined benefit obligation
Increase by 50 basis points	[1]	9	9
Decrease by 50 basis points	[1]	(9)	(9)
UBS AG | US and German plans | Life expectancy
Increase / (decrease) in defined benefit obligation
Increase in longevity by one additional year	[1]	$ 51	$ 42

[1]	The sensitivity analyses are based on a change in one assumption while holding all other assumptions constant, so that interdependencies between the assumptions are excluded